Income taxes - FY, Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets [Abstract]
Unpaid losses and loss adjustment expenses			$ 3,143	$ 2,492
Unearned premiums			2,967	2,288
Organizational costs			1,704	1,890
State operating loss carryforwards			365	306
Allowance for doubtful accounts			731	209
Deferred policy acquisition costs, net of ceding commissions			594	1,317
Other			319	387
Deferred tax assets before allowance			9,823	8,889
Less: valuation allowance			(529)	(489)
Total deferred tax assets			9,294	8,400
Deferred tax liabilities [Abstract]
Unrealized gain on investments			959	1,802
Intangible assets			1,238	1,238
Other			275	259
Total deferred tax liabilities			2,472	3,299
Net deferred tax assets		$ 4,940	6,822	5,101
Operating Loss Carryforwards [Line Items]
Percentage of valuation allowance released	100.00%
Period of cumulative pre-tax income used in management's conclusion regarding release of tax valuation allowance	3 years
Increase (decrease) in deferred tax valuation allowance	$ (4,300)
State Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 400	$ 300